DEBT, LONG TERM DEBT (Q1) (Details) - USD ($) $ in Thousands	2 Months Ended		3 Months Ended	12 Months Ended
	Jun. 08, 2015	May. 20, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2012
Debt Instrument [Line Items]
Principal balance outstanding			$ 84,809	$ 85,422
Debt			80,693	80,913	$ 77,558
Subsequent Event [Member]
Debt Instrument [Line Items]
Proceeds from issuance of subordinated promissory notes	$ 8,500
Subordinated notes payable to prior Image shareholders [Member]
Debt Instrument [Line Items]
Principal balance outstanding			16,000	16,000		$ 14,800
Subordinated loans			$ 16,034	$ 16,034	$ 15,042
Stated interest rate (in hundredths)			12.00%	12.00%	12.00%
Maturity date			Oct. 03, 2018
Stated cash interest rate (in hundredths)			5.40%	5.40%
Subordinated notes payable to prior Image shareholders [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Proceeds from issuance of subordinated promissory notes		$ 8,500
Subordinated Loans [Member]
Debt Instrument [Line Items]
Principal balance outstanding			$ 16,034	$ 16,034
Credit Agreement [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)					5.00%
Credit Agreement [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)					6.00%
Credit Agreement [Member] | LIBOR [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Stated interest rate (in hundredths)	10.64%			10.64%
Senior Notes [Member]
Debt Instrument [Line Items]
Senior note debt service			5,300	$ 5,300
Principal balance outstanding			68,775	69,388	$ 48,280
Less: debt discount			(4,116)	(4,509)	(2,007)
Senior term notes			$ 64,659	$ 64,879	46,273
Maturity date			Sep. 11, 2019
Senior Notes [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)			9.90%	9.90%
Senior Notes [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)			10.64%	10.64%
Subordinated production loan - Foyle's War [Member]
Debt Instrument [Line Items]
Subordinated loans					$ 1,294
Subordinated production loan - Foyle's War [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)					2.15%